Income Taxes - Income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current income tax expense
Expense for the year	$ 127.0	$ 73.0
Global minimum tax	19.8
Adjustments in respect of prior years	(1.3)	2.6
Current income tax expense	145.5	75.6
Origination and reversal of temporary differences	18.5	22.8
Impact of changes in tax rates	0.1	(0.9)
Change in unrecognized deductible temporary differences	(1.1)	8.1
Impact of Barbados corporate tax reform	49.1
Adjustments in respect of prior years		(2.9)
Other	(0.3)	(0.5)
Deferred income tax expense	66.3	26.6
Income tax expense	$ 211.8	$ 102.2